Financial Information for Subsidiary and Guarantor Parent (Comp Inc.) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Condensed Financial Statements, Captions [Line Items]
Net income (loss)	$ 60.0	$ 115.3	$ 78.5	$ 16.3	$ 45.0	$ 55.6	$ 75.6	$ 60.5	$ 270.1	$ 236.7	$ (79.7)
Currency translation adjustment arising during the period									(4.0)	(26.6)	39.1
Net derivative gain (loss) on hedge transactions									10.3	(18.1)	7.1
Pension and postretirement benefits									(75.5)	(67.5)	27.3
Other comprehensive income (loss), net of tax									(69.2)	(112.2)	73.5
Comprehensive income (loss)									200.9	124.5	(6.2)
Less: Comprehensive income attributable to noncontrolling interest									11.2	8.1	19.8
Comprehensive income (loss) attributable to ATI									189.7	116.4	(26.0)
Legal Entities [Member] | Guarantor Parent [Member]
Condensed Financial Statements, Captions [Line Items]
Net income (loss)									270.1	236.7	(79.7)
Currency translation adjustment arising during the period									(4.0)	(26.6)	39.1
Net derivative gain (loss) on hedge transactions									10.3	(18.1)	7.1
Pension and postretirement benefits									(75.5)	(67.5)	27.3
Other comprehensive income (loss), net of tax									(69.2)	(112.2)	73.5
Comprehensive income (loss)									200.9	124.5	(6.2)
Less: Comprehensive income attributable to noncontrolling interest									0.0	0.0	0.0
Comprehensive income (loss) attributable to ATI									200.9	124.5	(6.2)
Legal Entities [Member] | Subsidiary [Member]
Condensed Financial Statements, Captions [Line Items]
Net income (loss)									(67.0)	(34.9)	(34.0)
Currency translation adjustment arising during the period									0.0	0.0	0.0
Net derivative gain (loss) on hedge transactions									0.0	0.0	0.0
Pension and postretirement benefits									3.8	(19.1)	(5.8)
Other comprehensive income (loss), net of tax									3.8	(19.1)	(5.8)
Comprehensive income (loss)									(63.2)	(54.0)	(39.8)
Less: Comprehensive income attributable to noncontrolling interest									0.0	0.0	0.0
Comprehensive income (loss) attributable to ATI									(63.2)	(54.0)	(39.8)
Legal Entities [Member] | Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net income (loss)									561.6	474.3	158.9
Currency translation adjustment arising during the period									(4.0)	(26.6)	39.1
Net derivative gain (loss) on hedge transactions									0.0	0.0	0.0
Pension and postretirement benefits									(15.2)	0.7	(10.7)
Other comprehensive income (loss), net of tax									(19.2)	(25.9)	28.4
Comprehensive income (loss)									542.4	448.4	187.3
Less: Comprehensive income attributable to noncontrolling interest									11.2	8.1	19.8
Comprehensive income (loss) attributable to ATI									531.2	440.3	167.5
Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Net income (loss)									(494.6)	(439.4)	(124.9)
Currency translation adjustment arising during the period									4.0	26.6	(39.1)
Net derivative gain (loss) on hedge transactions									0.0	0.0	0.0
Pension and postretirement benefits									11.4	18.4	16.5
Other comprehensive income (loss), net of tax									15.4	45.0	(22.6)
Comprehensive income (loss)									(479.2)	(394.4)	(147.5)
Less: Comprehensive income attributable to noncontrolling interest									0.0	0.0	0.0
Comprehensive income (loss) attributable to ATI									$ (479.2)	$ (394.4)	$ (147.5)